COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.  COMMITMENTS AND CONTINGENCIES

Uncertain income tax position

As of December 31, 2019 and 2020, the Group has recognized approximately RMB1,920 and nil, respectively, as an accrual for unrecognized tax position, including related interest and penalties. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2019, and 2020, the Group classified the accrual of RMB1,920 and nil, respectively, as a long-term payable.

Variable interest entity structure

In the opinion of management, (i) the ownership structure of the Company and its VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with VIEs are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with VIEs is remote based on current facts and circumstances.

17.  COMMITMENTS AND CONTINGENCIES (continued)

Contractual arrangements among the Company and the VIEs

Under applicable PRC tax laws and regulations, arrangements and transactions among related parties may be subject to audit or scrutiny by the PRC tax authorities within ten years after the taxable year when the arrangements or transactions are conducted. The Company could face material and adverse tax consequences if the PRC tax authorities were to determine that the Contractual Arrangements among the Company and the respective VIEs were not entered into on an arm’s-length basis and therefore constituted unfavorable transfer pricing arrangements. Unfavorable transfer pricing arrangements could, among other things, result in an upward adjustment on taxation. In addition, the PRC tax authorities may impose interest on late payments on the Company and the respective VIEs for the adjusted but unpaid taxes. In the opinion of management, the likelihood of such an upward adjustment on taxation and related interest is remote based on current facts and circumstances.

Guarantees

The Group accounts for guarantees in accordance with ASC topic 460 (“ASC 460”), “Guarantees”. Accordingly, the Group evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

The memorandum and articles of association of the Company require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. The indemnification obligations are more fully described in the memorandum and articles of association. The Company purchases standard directors and officers’ insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s memorandum and articles of association and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.

Historically, the Group has not been required to make payments related to these obligations, and the fair value for these obligations is zero as of December 31, 2019 and 2020.

Indemnity cost

There was no indemnity cost occurred in 2018, 2019 and 2020.

17.  COMMITMENTS AND CONTINGENCIES (continued)

Legal proceedings

From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. The Group records a liability when it is both probable that a liability will be incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis and has not recorded any material liabilities in this regard during 2018, 2019 and 2020.

On February 13, 2020, a securities class action lawsuit was filed against BIT Mining Limited and certain of the Group’s current and former officers (collectively, “Defendants”) in the United States District Court for the Eastern District of New York. The complaint alleges, among other things, that the Group made materially misleading statements and omissions regarding its compliance with applicable anti-corruption laws and regulations. In June 2020, the lead plaintiff filed an amended complaint. In November 2020, the lead plaintiff filed a second amended complaint. The claims raised in the first amended complaint do not differ materially from those raised in the original complaint. The second amended complaint raises the same claims as the first amended complaint, but alleges additional facts in support of those claims. On December 21, 2020, the Company served its Motion to Dismiss the second amendment complaint (“Motion to Dismiss”). On January 20, 2021, lead plaintiff served its opposition to the Company’s Motion to Dismiss. On February 19, 2021, the Company filed all papers associated with its Motion to Dismiss, including the Company’s reply in further support of the Motion to Dismiss. The Group believe it has meritorious defenses to each of the claims in this lawsuit and is prepared to vigorously defend against its allegations. There can be no assurance, however, that the Group will be successful. As of the date of this annual report, the Motion to Dismiss remains pending; at present, the Group cannot reasonably assess the likelihood of any unfavorable outcome, nor can it reasonably estimates the amount, or range, of potential losses, if any, related to the lawsuit. Accordingly, the Group has not recorded any liabilities in respect of this lawsuit as of December 31, 2020.

On January 15, 2020, a securities class action lawsuit, making allegations virtually identical with the abovementioned lawsuit filed on February 13, 2020, was filed in the United States District Court for the District of New Jersey. On March 23, 2020, the plaintiff noticed his voluntary dismissal of this case, and on April 8, 2020, the clerk of the Court was ordered to close the case file. As such, this case is now terminated.

Operating lease commitments

The information of lease commitments is provided in Note 10.